Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Principles Of Consolidation
A. PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of ESCO Technologies Inc. (ESCO) and its wholly owned subsidiaries (the Company). All significant intercompany transactions and accounts have been eliminated in consolidation.

Basis Of Presentation
B. BASIS OF PRESENTATION

Fair values of the Company’s financial instruments are estimated by reference to quoted prices from market sources and financial institutions, as well as other valuation techniques. The estimated fair value of each class of financial instruments approximated the related carrying value at September 30, 2013, and 2012.

The assets of Aclara Technologies LLC (Aclara) are classified as held for sale and are accounted for as discontinued operations in accordance with accounting principles generally accepted in the United States of America (GAAP). Prior period amounts have been reclassified to conform to the current period presentation. See Note 2.

Nature Of Continuing Operations
C. NATURE OF CONTINUING OPERATIONS

The Company has three reportable segments: Filtration/Fluid Flow (Filtration), RF Shielding and Test (Test), and Utility Solutions Group (USG).

Filtration: The companies within this segment primarily design and manufacture specialty filtration products including hydraulic filter elements and fluid control devices used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned aircraft and submarines.

Test: ETS-Lindgren Inc. (ETS-Lindgren) is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy.

USG: Doble Engineering Company (Doble) provides high-end, intelligent, diagnostic test solutions for the electric power delivery industry.

Use Of Estimates
D. USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company regularly evaluates the estimates and assumptions related to the allowance for doubtful trade receivables, inventory obsolescence, warranty reserves, value of equity-based awards, goodwill and purchased intangible asset valuations, asset impairments, employee benefit plan liabilities, income tax liabilities and assets and related valuation allowances, uncertain tax positions, estimates on long-term contracts, and litigation and other loss contingencies. Actual results could differ from those estimates.

Revenue Recognition
E. REVENUE RECOGNITION

Filtration Segment: Within the Filtration segment, approximately 60% of revenues (approximately 26% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers.

Approximately 40% of segment revenues (approximately 18% of consolidated revenues) are recorded under the percentage-of-completion method. Products accounted for under this guidance include the design, development and manufacture of complex fluid control products, quiet valves, manifolds and systems primarily for the aerospace and military markets. For arrangements that are accounted for under this guidance, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on units delivered. The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion.

Test Segment: Within the Test segment, approximately 65% of revenues (approximately 22% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers) or when services are performed for unaffiliated customers. Certain arrangements contain multiple elements generally consisting of materials and installation services used in the construction and installation of standard shielded enclosures to measure and contain magnetic and electromagnetic energy. The installation process does not involve changes to the features or capabilities of the equipment and does not require proprietary information about the equipment in order for the installed equipment to perform to specifications. There is objective and reliable evidence of fair value for each of the units of accounting, and, as a result, the arrangement revenue is allocated to the separate units of accounting based on their relative fair values. Typically, fair value is the price of the deliverable when it is regularly sold on a stand-alone basis.

Approximately 35% of the segment’s revenues (approximately 12% of consolidated revenues) are recorded under the percentage-of-completion method due to the complex nature of the enclosures that are designed and produced under these contracts. Products accounted for under this guidance include the construction and installation of complex test chambers to a buyer’s specifications that provide its customers with the ability to measure and contain magnetic, electromagnetic and acoustic energy. As discussed above, for arrangements that are accounted for under this guidance, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes these revenues and costs based on either (a) units delivered or (b) contract milestones. If a reliable measure of output cannot be established (which applies in less than 5% of Test segment revenues or 2% of consolidated revenues), input measures (e.g., costs incurred) are used to recognize revenue. Given the nature of the Company’s operations related to these contracts, costs incurred represent an appropriate measure of progress towards completion.

The percentage-of-completion method of accounting involves the use of various techniques to estimate expected costs at completion. These estimates are based on Management’s judgment and the Company’s substantial experience in developing these types of estimates.

USG Segment: Within the USG segment, approximately 100% of segment revenues (approximately 22% of consolidated revenues) are recognized when products are delivered (when title and risk of ownership transfers), when services are performed for unaffiliated customers or on a straight-line basis over the lease term.

Discontinued Operations (Aclara): Approximately 100% of  Aclara’s revenue arrangements contain software components and/or multiple element arrangements. These revenue arrangements are divided into separate units of accounting if the delivered item(s) has value to the customer on a stand-alone basis, there is objective and reliable evidence of the fair value of the undelivered item(s) and delivery/performance of the undelivered item(s) is probable. The revenue arrangements generally include multiple products and services, or “elements” consisting of meter and substation hardware, meter reading system software, program management support during the deployment period and software support (post-contract customer support or “PCS”). These arrangements typically require the Company to deliver software at the inception of the arrangement while the hardware and program management support are delivered over the contractual deployment period. Software support is provided during deployment and subsequent thereto. The Company allocates consideration to each deliverable in an arrangement based on its relative selling price. When arrangements have both software and non-software elements, the Company allocates consideration to each element using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE) is utilized. If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP). The VSOE of the fair value of undelivered elements is determined based on the historical evidence of stand-alone sales of these elements to customers or, if applicable, the stated renewal rate in the agreement. TPE is determined by the prices charged by the Company’s competitors for a similar deliverable when sold separately. The objective of ESP is to determine the price at which the Company would transact if the product or service were sold on a stand-alone basis. The application of these principles requires judgment, including the determination of whether a software arrangement includes multiple elements and estimates of the fair value of the elements.

Hardware is considered a specified element in the software arrangement and VSOE has been established for this element. VSOE for the hardware element is determined based on the price when sold separately to customers. Hardware revenues are generally recognized at the time of shipment or receipt by customer depending upon contract terms. VSOE generally does not exist for the software element; therefore, the Company uses TPE or ESP based on the number of endpoints. The Company has established VSOE for the PCS element by a consistent pricing of PCS and PCS renewals as a percentage of the software license fees or by reference to contractual renewals, when the renewal terms are substantive. Revenues for PCS are recognized ratably over the maintenance term specified in the contract (generally in 12 monthly increments). Revenues for program management support are recognized when services have been provided. The Company determines VSOE for program management support based on hourly rates when services are performed separately.

Cash And Cash Equivalents	F. CASH AND CASH EQUIVALENTS Cash equivalents include temporary investments that are readily convertible into cash, such as money market funds.

Accounts Receivable
G. ACCOUNTS RECEIVABLE

Accounts receivable have been reduced by an allowance for amounts that the Company estimates are uncollectible in the future. This estimated allowance is based on Management’s evaluation of the financial condition of the customer and historical write-off experience.

Costs And Estimated Earnings On Long-Term Contracts
H. COSTS AND ESTIMATED EARNINGS ON LONG-TERM CONTRACTS

Costs and estimated earnings on long-term contracts represent unbilled revenues, including accrued profits, accounted for under the percentage-of-completion method, net of progress billings.

Inventories
I. INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out) or market value. Inventories are regularly reviewed for excess quantities and obsolescence based upon historical experience, specific identification of discontinued items, future demand, and market conditions. Inventories under long-term contracts reflect accumulated production costs, factory overhead, initial tooling and other related costs less the portion of such costs charged to cost of sales and any unliquidated progress payments.

Property, Plant And Equipment
J. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recorded at cost. Depreciation and amortization are computed primarily on a straight-line basis over the estimated useful lives of the assets: buildings, 10-40 years; machinery and equipment, 3-10 years; and office furniture and equipment, 3-10 years. Leasehold improvements are amortized over the remaining term of the applicable lease or their estimated useful lives, whichever is shorter. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on fair value.

Goodwill And Other Long-Lived Assets
K. GOODWILL AND OTHER LONG-LIVED ASSETS

Goodwill represents the excess of purchase costs over the fair value of net identifiable assets acquired in business acquisitions. Management annually reviews goodwill and other long-lived assets with indefinite useful lives for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If the Company determines that the carrying value of the long-lived asset may not be recoverable, a permanent impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value. Fair value is measured based on a discounted cash flow method using a discount rate determined by Management to be commensurate with the risk inherent in the Company’s current business model. See Note 2.

Other intangible assets represent costs allocated to identifiable intangible assets, principally capitalized software, patents, trademarks, and technology rights. See Note 4 regarding goodwill and other intangible assets activity.

Capitalized Software
L. CAPITALIZED SOFTWARE

The costs incurred for the development of computer software that will be sold, leased, or otherwise marketed are charged to expense when incurred as research and development until technological feasibility has been established for the product. Technological feasibility is typically established upon completion of a detailed program design. Costs incurred after this point are capitalized on a project-by-project basis. Capitalized costs consist of internal and external development costs. Upon general release of the product to customers, the Company ceases capitalization and begins amortization, which is calculated on a project-by-project basis as the greater of (1) the ratio of current gross revenues for a product to the total of current and anticipated future gross revenues for the product or (2) the straight-line method over the estimated economic life of the product. The Company generally amortizes the software development costs over a three-to-seven year period based upon the estimated future economic life of the product. Factors considered in determining the estimated future economic life of the product include anticipated future revenues, and changes in software and hardware technologies. Management annually reviews the carrying values of capitalized costs for impairment or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. If expected cash flows are insufficient to recover the carrying amount of the asset, then an impairment loss is recognized to state the asset at its net realizable value.

Income Taxes
M. INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets may be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance when Management believes it is more likely than not such assets will not be recovered, taking into consideration historical operating results, expectations of future earnings, tax planning strategies, and the expected timing of the reversals of existing temporary differences.

Research And Development Costs
N. RESEARCH AND DEVELOPMENT COSTS

Company-sponsored research and development costs include research and development and bid and proposal efforts related to the Company’s products and services. Company-sponsored product development costs are charged to expense when incurred. Customer-sponsored research and development costs incurred pursuant to contracts are accounted for similarly to other program costs. Customer-sponsored research and development costs refer to certain situations whereby customers provide funding to support specific contractually defined research and development costs.

Foreign Currency Translation
O. FOREIGN CURRENCY TRANSLATION

The financial statements of the Company’s foreign operations are translated into U.S. dollars in accordance with FASB ASC Topic 830, Foreign Currency Matters. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income.

Earnings Per Share
P. EARNINGS PER SHARE

Basic earnings per share is calculated using the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated using the weighted average number of common shares outstanding during the period plus shares issuable upon the assumed exercise of dilutive common share options and vesting of performance-accelerated restricted shares using the treasury stock method.

The number of shares used in the calculation of earnings per share for each year presented is as follows:

(In thousands)	2013	2012	2011
Weighted Average Shares Outstanding — Basic	26,450	26,699	26,588
Dilutive Options and Performance- Accelerated Restricted Stock	352	331	315
Shares — Diluted	26,802	27,030	26,903

Options to purchase 78,166 shares at prices ranging from $36.70-$37.98 were outstanding during the year ended September 30, 2013, but were not included in the respective computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares. Options to purchase 126,787 shares at prices ranging from $35.69-$45.81 were outstanding during the year ended September 30, 2012, but were not included in the respective computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares. Options to purchase 372,653 shares at prices ranging from $32.55-$54.88 were outstanding during the year ended September 30, 2011, but were not included in the respective computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares. These options expire in various periods through 2014.

Approximately 156,000, 175,000 and 173,000 restricted shares were outstanding but unearned at September 30, 2013, 2012 and 2011, respectively, and, therefore, were not included in the respective years’ computations of diluted EPS.

Share-Based Compensation
Q. SHARE-BASED COMPENSATION

The Company provides compensation benefits to certain key employees under several share-based plans providing for employee stock options and/or performance-accelerated restricted shares (restricted shares), and to non-employee directors under a non-employee directors compensation plan. Share-based payment expense is measured at the grant date based on the fair value of the award and is recognized on a straight-line basis over the requisite service period (generally the vesting period of the award).

Accumulated Other Comprehensive Loss
R. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss of $(16.7) million at September 30, 2013, consisted of $(20.6) million related to the pension net actuarial loss; and $3.9 million related to currency translation adjustments. Accumulated other comprehensive loss of $(25.4) million at September 30, 2012, consisted of $(28.7) million related to the pension net actuarial loss; and $3.3 million related to currency translation adjustments.

Deferred Revenue And Costs
S. DEFERRED REVENUE AND COSTS

Deferred revenue and costs are recorded when products or services have been provided but the criteria for revenue recognition have not been met. If there is a customer acceptance provision or there is uncertainty about customer acceptance, revenue and costs are deferred until the customer has accepted the product or service.

Derivative Financial Instruments
T. DERIVATIVE FINANCIAL INSTRUMENTS

All derivative financial instruments are reported on the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as a hedge and on the type of hedge. For each derivative instrument designated as a cash flow hedge, the effective portion of the gain or loss on the derivative is deferred in accumulated other comprehensive income until recognized in earnings with the underlying hedged item. For each derivative instrument designated as a fair value hedge, the gain or loss on the derivative and the offsetting gain or loss on the hedged item are recognized immediately in earnings. Regardless of type, a fully effective hedge will result in no net earnings impact while the derivative is outstanding. To the extent that any hedge is ineffective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact.

New Accounting Standards
U. NEW ACCOUNTING STANDARDS

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02). This ASU updates the rules on testing indefinite-lived intangible assets other than goodwill for impairment and permits the option to perform a qualitative assessment of the fair value of indefinite-lived intangible assets. This update is effective for fiscal years, and interim periods within those years, beginning after September 15, 2012, and did not have a material impact on the Company’s financial statements.